Subsidiary undertakings (Details)	12 Months Ended
	Dec. 31, 2018
POTT747 Block [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	POT-T-747 Block (Brazil)
Proportion of ownership interest in subsidiaries and Joint operations	70.00%	[1]
RECT128 Block [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	REC-T-128 Block (Brazil)
Proportion of ownership interest in subsidiaries and Joint operations	70.00%	[1]
Tranquilo Block (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	Tranquilo Block (Chile)
Proportion of ownership interest in subsidiaries and Joint operations	50.00%	[1]
Flamenco Block (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	Flamenco Block (Chile)
Proportion of ownership interest in subsidiaries and Joint operations	50.00%	[1]
Campanario Block (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	Campanario Block (Chile)
Proportion of ownership interest in subsidiaries and Joint operations	50.00%	[1]
Isla Norte Block (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	Isla Norte Block (Chile)
Proportion of ownership interest in subsidiaries and Joint operations	60.00%	[1]
Llanos 34 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	Llanos 34 Block (Colombia)
Proportion of ownership interest in subsidiaries and Joint operations	45.00%	[1]
Llanos 32 Block (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	Llanos 32 Block (Colombia)
Proportion of ownership interest in subsidiaries and Joint operations	12.50%
Puelen Block (Argentina) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	Puelen Block (Argentina)
Proportion of ownership interest in subsidiaries and Joint operations	18.00%
Sierra del Nevado Block (Argentina) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	Sierra del Nevado Block (Argentina)
Proportion of ownership interest in subsidiaries and Joint operations	18.00%
CN-V Block (Argentina) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	CN-V Block (Argentina)
Proportion of ownership interest in subsidiaries and Joint operations	50.00%
Manati Field (Brazil)
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	Manati Field (Brazil)
Proportion of ownership interest in subsidiaries and Joint operations	10.00%
GeoPark Argentina Limited (Bermuda) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Argentina Limited (Bermuda)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%
GeoPark Argentina Limited – Argentinean Branch (Argentina) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Argentina Limited – Argentinean Branch (Argentina)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%
GeoPark Latin America Limited (Bermuda) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Latin America Limited (Bermuda)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%
GeoPark Latin America Limited – Agencia en Chile (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Latin America Limited – Agencia en Chile (Chile)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark S.A. (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark S.A. (Chile)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2],[3]
GeoPark Brazil Exploração y Produção de Petróleo e Gás Ltda. (Brazil) [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Brazil Exploração y Produção de Petróleo e Gás Ltda. (Brazil)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark Chile S.A. (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Chile S.A. (Chile)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark Fell S.p.A. (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Fell S.p.A. (Chile)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark Magallanes Limitada (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Magallanes Limitada (Chile)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark TdF S.A. (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark TdF S.A. (Chile)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark Colombia S.A. (Chile) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Colombia S.A. (Chile)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2],[3]
GeoPark Colombia S.A.S. (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Colombia S.A.S. (Colombia)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark Latin America S.L.U. (Spain) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Latin America S.L.U. (Spain)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark Colombia Coöperatie U.A. (The Netherlands) [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Colombia Coöperatie U.A. (The Netherlands)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark S.A.C. (Peru) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark S.A.C. (Peru)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark Perú S.A.C. (Peru) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Perú S.A.C. (Peru)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark Operadora del Perú S.A.C. (Peru) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Operadora del Perú S.A.C. (Peru)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark Peru S.L.U. (Spain) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Peru S.L.U. (Spain)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark Brasil S.L.U. (Spain) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Brasil S.L.U. (Spain)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark Colombia E&P S.A. (Panama) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Colombia E&P S.A. (Panama)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark Colombia E&P Sucursal Colombia (Colombia) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Colombia E&P Sucursal Colombia (Colombia)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2]
GeoPark Mexico S.A.P.I. de C.V. (Mexico) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark Mexico S.A.P.I. de C.V. (Mexico)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2],[3]
GeoPark E&P S.A.P.I. de C.V. (Mexico) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark E&P S.A.P.I. de C.V. (Mexico)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%	[2],[3]
GeoPark (UK) Limited (United Kingdom) [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries and Joint operations	GeoPark (UK) Limited (United Kingdom)
Proportion of ownership interest in subsidiaries and Joint operations	100.00%

[1]	GeoPark is the operator.
[2]	Indirectly owned.
[3]	Dormant companies.